Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2018
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Non-current financial assets at fair value through other comprehensive income
13.	Non-current financial assets at fair value through other comprehensive income

	December 31, 2018	December 31, 2018
	NT$000	US$000
Designation of equity instruments
Foreign unlisted stocks	38,534	1,259
Valuation adjustment	135,823	4,437

	174,357	5,696

Based on the Group’s business model, the foreign unlisted stocks held for strategic investments and not for the purpose of trading were elected to classify as “Financial assets at fair value through other comprehensive income”. As of December 31, 2018, the fair value of aforementioned investments was NT$174,357 thousand (US$5,696 thousand). For the year ended December 31, 2018, dividend income recognized related to investments held at the end of the reporting period was NT$571 thousand (US$19 thousand).

Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	2018	2018
	NT$000	US$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	85,022	2,778

No financial assets at fair value through other comprehensive income were pledged to others.

Information about the fair value measurement is provided in Note 35 c).

Information about the financial assets at fair value through other comprehensive income as of December 31, 2017 is provided in Note 41.